Equity incentive plan	12 Months Ended
Dec. 31, 2021
Equity Incentive Plan
Equity incentive plan

Note 10—Equity incentive plan

The 2014 Profits Participation Plan and Unit Appreciation Rights Plan (“2014 Plan”) is a board-approved plan. Under the 2014 Plan, the Company has the authority to grant incentive and phantom units to acquire common units. Unit awards generally vest at 25% of the units on the one year anniversary of continued employment, with the remaining 75% vesting in equal monthly installments over the next three years, unless otherwise specified.

Incentive Units – Calculating incentive unit compensation expense requires the input of highly subjective assumptions pertaining to the fair value of its units. The Company utilized an independent valuation specialist to assist with the Company’s determination of the fair value per unit. The methods used to determine the fair value per unit included discounted cash flow analysis, comparable public company analysis, and comparable acquisition analysis. Starting in the beginning of 2021, the probability-weighted expected return method was used and considered multiple exit scenarios. The assumptions used in calculating the fair value of incentive unit awards represent the Company’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. The Company estimates volatility based on a comparable market index and has calculated the historical volatility for the index for a period of time that corresponds to the expected term of the option. The expected term is calculated based on the estimated time for which the option will be held by the awardee. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

Management used the Black-Scholes-Merton option pricing model to determine the fair value of units issued during the years ended December 31, 2021 and 2020. Incentive units granted in 2021 had a weighted average value of $13.40 per unit, resulting in an aggregate fair value of $2.9 million. Incentive units granted in 2020 had a weighted average value of $4.08 per unit, resulting in an aggregate fair value of $0.7 million. Compensation expense for all options awarded to date is recognized over the vesting term of the underlying options. The Company recognized $0.5 million and $0.5 million in equity compensation costs for the years ended December 31, 2021 and 2020.

The assumptions used to calculate fair value of incentive units granted for the years ended December 31, 2021 and 2020 are as follows:

	As of December 31,
	2021	2020
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.40%	2.20%
Expected life in years	3.00	3.00
Expected volatility	48.20%	28.70%

The following represents a summary of the Company’s incentive unit activity and related information for the years ended December 31, 2021 and 2020:

Units
Outstanding - January 1, 2020	2,848,050
Granted	176,117
Forfeited/redeemed	(6,976)
Outstanding - December 31, 2020	3,017,191
Granted	214,642
Forfeited/redeemed	(147,183)
Outstanding - December 31, 2021	3,084,650

Vested - December 31, 2021	2,886,439

A summary of nonvested incentive units and changes for the years ended December 31, 2021 and 2020 is as follows:

	Units	Weighted Average Grant Date Fair Value
Nonvested - January 1, 2020	244,964	3.49
Granted	176,117	4.08
Vested	(138,659)	3.37
Forfeited/redeemed	(6,976)	4.08
Nonvested - December 31, 2020	275,446	3.91
Granted	214,642	13.40
Vested	(144,695)	3.75
Forfeited/redeemed	(147,183)	9.36
Nonvested - December 31, 2021	198,210	$10.25

As of December 31, 2021, there was $2.0 million of total unrecognized compensation cost related to incentive unit arrangements granted under the plan. That cost is expected to be recognized over a weighted-average period of 2.84 years.

Additionally, the Company is authorized to issue phantom units to eligible employees under the terms of the Company’s Unit Appreciation Rights Plan. The Company estimates the fair value of the phantom units as of the end of each reporting period and expenses the vested fair market value of each award. During the years ended December 31, 2021 and 2020, the Company awarded -0- and 203,750 units, respectively. Compensation cost recognized during the years ended December 31, 2021 and 2020 was $7.2 million and $0.3 million, respectively.